Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020
Class D Shares | Janus Henderson Large Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Large Cap Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.70% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in the common stocks of large-sized companies whose stock prices are believed to be undervalued by the Fund's portfolio manager. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies having, at the time of purchase, market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2020, they ranged from approximately $240 million to $425 billion, and the median market capitalization was $7.8 billion.

The Fund may also invest in foreign securities, which may include investments in emerging markets.

The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in cash or similar investments.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As a defensive value manager, the Fund's portfolio manager generally looks for companies with:

  strong management teams;
  strong and stable balance sheets and solid recurring free cash flows;
  attractive relative and absolute valuation ratios or that have underperformed recently;
  favorable reward to risk characteristics;
  durable competitive advantages that are trading at attractive valuations; and
  strong long-term prospects.

The portfolio manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund's returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio manager.

Market Risk. The value of the Fund's portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions.

It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and other pandemics, including the COVID-19 outbreak) adversely interrupt the global economy and financial markets.

Mid-Sized Companies Risk. The Fund's investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio.

The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Cash Holdings Risk. The Fund's investments in cash, cash equivalents, or similar investments may increase due to a lack of favorable investment opportunities or other extraordinary factors. As a result, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.

Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or industry sectors, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business, or business within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund's portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for the period July 6, 2009 to February 16, 2010, reflects the performance of the Fund's Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. Performance shown for the period prior to July 6, 2009, reflects the historical performance of Janus Adviser Perkins Large Cap Value Fund's (the "JAD predecessor fund") Class I Shares prior to the reorganization of Class I Shares of the JAD predecessor fund into Class I Shares of the Fund, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund's commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.

For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713 .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	12.35%	Worst Quarter:	3rd Quarter 2011	–14.77%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return as of the calendar quarter ended September 30, 2020 was –14.37%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's primary benchmark index is the Russell 1000 Value Index. The Russell 1000 Value Index is used to calculate the Fund's performance fee adjustment. The index is described below.

  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using distributions for the Fund's Class D Shares for periods following February 16, 2010; for the Fund's Class I Shares for the period following July 6, 2009; and for the JAD predecessor fund's Class I Shares for the period prior to July 6, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713 .
Class D Shares | Janus Henderson Large Cap Value Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.78%	[2]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	$ 1,178
2010	rr_AnnualReturn2010	11.94%
2011	rr_AnnualReturn2011	(0.37%)
2012	rr_AnnualReturn2012	13.12%
2013	rr_AnnualReturn2013	27.07%
2014	rr_AnnualReturn2014	10.99%
2015	rr_AnnualReturn2015	(3.38%)
2016	rr_AnnualReturn2016	12.20%
2017	rr_AnnualReturn2017	14.46%
2018	rr_AnnualReturn2018	(8.54%)
2019	rr_AnnualReturn2019	26.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.77%)
Class D Shares | Janus Henderson Large Cap Value Fund | Return Before Taxes | Class D
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	9.82%
Since Inception	rr_AverageAnnualReturnSinceInception	11.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Class D Shares | Janus Henderson Large Cap Value Fund | Return After Taxes on Distributions | Class D
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.23%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Class D Shares | Janus Henderson Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.47%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[3]
Class D Shares | Janus Henderson Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%

[1]	This fee may adjust up or down monthly based on the Fund's performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to "Management Expenses" in the Fund's Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.70% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.